Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangibles consisted of the following at December 31, 2025 and June 30, 2025, respectively:

			Estimated	Weighted Average
Classification	December 31, 2025	June 30, 2025	Useful Lives (Years)	Remaining Life (Years)

Tradenames/trademarks	$786,800	$786,800	N/A	N/A
Customer relationships	1,041,300	1,041,300	10	9.25
Franchise agreements	4,600,000	-	10	9.67 - 9.75
Liquor licenses	40,000	-	N/A
Less: accumulated amortization	(219,764)	(26,033)
Intangibles - net	$6,248,336	$1,802,067

Intangibles consisted of the following at June 30, 2025 and June 30, 2024, respectively:

			Estimated Useful	Weighted Average Remaining
Type	June 30, 2025	June 30, 2024	Lives (Years)	Life (Years)

Tradenames/trademarks	$786,800	$-	N/A	N/A
Customer relationships	1,041,300	-	10.00	9.76
Less: accumulated amortization	(26,033)	-
Intangibles - net	$1,802,067	$-

Schedule of Amortization Expense

Amortization expense for the three months and six months December 31, 2025 and 2024 was as follows:

Three Months Ended December 31,
2025	2024

$141,033	$-

Six Months Ended December 31,
2025	2024

$193,731	$-

Schedule of Estimated Amortization Expense

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended June 30,

2026 (6 Months)	$282,065
2027	$564,130
2028	$564,130
2029	$564,130
2030	$564,130
Thereafter	$2,882,951
Total	$5,421,536

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended June 30,

2026	$104,130
2027	104,130
2028	104,130
2029	104,130
Thereafter	598,747
Total	$1,015,267